SEGMENT INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues from external customers
Total operating revenue	$ 3,151,802	$ 2,543,894	$ 1,875,162
Total Long-Lived Assets	4,351,571	3,677,070	3,275,020
Accounts Receivable
Trade receivables	620,489	460,540
One customer
Revenues from external customers
Revenues from major customer (as a percent)	12.00%	12.50%	12.50%
Another customer
Revenues from external customers
Revenues from major customer (as a percent)	10.20%	4.50%	4.60%
Two customers
Accounts Receivable
Trade receivables	108,400	70,500
United States
Revenues from external customers
Total operating revenue	2,864,570	2,276,118	1,572,139
Total Long-Lived Assets	4,039,770	3,423,185	2,973,712
Colombia
Revenues from external customers
Total operating revenue	82,247	74,504	57,533
Total Long-Lived Assets	84,389	67,369	59,798
Argentina
Revenues from external customers
Total operating revenue	54,317	44,205	55,855
Total Long-Lived Assets	81,886	78,221	91,322
Ecuador
Revenues from external customers
Total operating revenue	56,448	42,598	52,115
Total Long-Lived Assets	38,265	28,439	27,772
Other Foreign
Revenues from external customers
Total operating revenue	94,220	106,469	137,520
Total Long-Lived Assets	$ 107,261	$ 79,856	$ 122,416